OTHER INCOME - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Government Grants [Abstract]
Grants	$ 1,076	$ 2,106	$ 1,784
Employee retention credit refunds	1,341	0	0
Other	$ 234	$ 71	$ 286